Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Janus Investment Fund
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000077650 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class A Shares
Trading Symbol	JDBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class A Shares/JDBAX)	$44	0.89%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 25,173,000,000
Holdings Count | Holding	822
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7

C000077651 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class C Shares
Trading Symbol	JABCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class C Shares/JABCX)	$80	1.62%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.62%	[2]
Net Assets	$ 25,173,000,000
Holdings Count | Holding	822
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7

C000083512 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class D Shares
Trading Symbol	JANBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class D Shares/JANBX)	$34	0.69%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[3]
Net Assets	$ 25,173,000,000
Holdings Count | Holding	822
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7

C000077652 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class I Shares
Trading Symbol	JBALX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class I Shares/JBALX)	$33	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[4]
Net Assets	$ 25,173,000,000
Holdings Count | Holding	822
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7

C000114869 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class N Shares
Trading Symbol	JABNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class N Shares/JABNX)	$28	0.57%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[5]
Net Assets	$ 25,173,000,000
Holdings Count | Holding	822
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7

C000077653 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class R Shares
Trading Symbol	JDBRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	$65	1.32%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%	[6]
Net Assets	$ 25,173,000,000
Holdings Count | Holding	822
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7

C000077654 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class S Shares
Trading Symbol	JABRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class S Shares/JABRX)	$53	1.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[7]
Net Assets	$ 25,173,000,000
Holdings Count | Holding	822
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7

C000028918 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class T Shares
Trading Symbol	JABAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class T Shares/JABAX)	$40	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[8]
Net Assets	$ 25,173,000,000
Holdings Count | Holding	822
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$25,173M
Number of portfolio holdings	822
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7
Asset Allocation (% of net assets)
Common Stocks	60.2
Corporate Bonds	14.4
Asset-Backed/Commercial Mortgage-Backed Securities	12.3
Mortgage-Backed Securities	8.8
Investment Companies	2.3
United States Treasury Notes/Bonds	2.1
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	4.9
NVIDIA Corp	4.5
Apple Inc	3.3
Amazon.com Inc	2.9
Alphabet Inc - Class C	2.7

C000077655 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class A Shares
Trading Symbol	JATAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX)	$49	1.03%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.03%	[9]
Net Assets	$ 6,413,000,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4

C000077656 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class C Shares
Trading Symbol	JAGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX)	$84	1.75%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.75%	[10]
Net Assets	$ 6,413,000,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4

C000083513 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class D Shares
Trading Symbol	JNGTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	$40	0.83%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.83%	[11]
Net Assets	$ 6,413,000,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4

C000077657 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class I Shares
Trading Symbol	JATIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	$38	0.80%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%	[12]
Net Assets	$ 6,413,000,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4

C000177052 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class N Shares
Trading Symbol	JATNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	$34	0.71%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.71%	[13]
Net Assets	$ 6,413,000,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4

C000077658 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class S Shares
Trading Symbol	JATSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	$58	1.21%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.21%	[14]
Net Assets	$ 6,413,000,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4

C000028919 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class T Shares
Trading Symbol	JAGTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	$45	0.94%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.94%	[15]
Net Assets	$ 6,413,000,000
Holdings Count | Holding	72
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,413M
Number of portfolio holdings	72
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4
Asset Allocation (% of net assets)
Common Stocks	98.2
Private Placements	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.1
Warrants	0.0
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.5
Microsoft Corp	10.9
Taiwan Semiconductor Manufacturing Co Ltd	8.2
Apple Inc	6.4
Amazon.com Inc	4.4

C000077659 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class A Shares
Trading Symbol	JDNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX)	$48	0.98%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%	[16]
Net Assets	$ 6,889,000,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5

C000077660 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class C Shares
Trading Symbol	JGICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class C Shares/JGICX)	$79	1.62%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.62%	[17]
Net Assets	$ 6,889,000,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5

C000083515 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class D Shares
Trading Symbol	JNGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	$36	0.74%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%	[18]
Net Assets	$ 6,889,000,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5

C000077661 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class I Shares
Trading Symbol	JGINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	$35	0.72%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[19]
Net Assets	$ 6,889,000,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5

C000114870 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class N Shares
Trading Symbol	JDNNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	$30	0.62%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%	[20]
Net Assets	$ 6,889,000,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5

C000077662 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class R Shares
Trading Symbol	JDNRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	$66	1.36%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.36%	[21]
Net Assets	$ 6,889,000,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5

C000077663 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class S Shares
Trading Symbol	JADGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	$54	1.11%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%	[22]
Net Assets	$ 6,889,000,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5

C000028923 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class T Shares
Trading Symbol	JAGIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	$42	0.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[23]
Net Assets	$ 6,889,000,000
Holdings Count | Holding	68
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,889M
Number of portfolio holdings	68
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	7.8
Apple Inc	5.6
Alphabet Inc - Class C	4.1
Visa Inc	3.7
Broadcom Inc	3.5

C000077669 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class A Shares
Trading Symbol	JRAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class A Shares/JRAAX)	$48	0.99%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[24]
Net Assets	$ 22,044,000,000
Holdings Count | Holding	81
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0

C000077670 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class C Shares
Trading Symbol	JRACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class C Shares/JRACX)	$85	1.75%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.75%	[25]
Net Assets	$ 22,044,000,000
Holdings Count | Holding	81
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0

C000083517 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class D Shares
Trading Symbol	JNRFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class D Shares/JNRFX)	$38	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[26]
Net Assets	$ 22,044,000,000
Holdings Count | Holding	81
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0

C000077671 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class I Shares
Trading Symbol	JRAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class I Shares/JRAIX)	$38	0.77%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[27]
Net Assets	$ 22,044,000,000
Holdings Count | Holding	81
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0

C000114872 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class N Shares
Trading Symbol	JRANX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class N Shares/JRANX)	$33	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%	[28]
Net Assets	$ 22,044,000,000
Holdings Count | Holding	81
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0

C000177053 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class R Shares
Trading Symbol	JRARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class R Shares/JRARX)	$68	1.39%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.39%	[29]
Net Assets	$ 22,044,000,000
Holdings Count | Holding	81
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0

C000077672 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class S Shares
Trading Symbol	JRASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class S Shares/JRASX)	$57	1.17%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%	[30]
Net Assets	$ 22,044,000,000
Holdings Count | Holding	81
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0

C000028926 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class T Shares
Trading Symbol	JAMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class T Shares/JAMRX)	$44	0.90%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[31]
Net Assets	$ 22,044,000,000
Holdings Count | Holding	81
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$22,044M
Number of portfolio holdings	81
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	11.4
Microsoft Corp	11.4
Apple Inc	7.4
Amazon.com Inc	6.9
Alphabet Inc - Class C	6.0

C000077678 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class A Shares
Trading Symbol	JORAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class A Shares/JORAX)	$49	1.01%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%	[32]
Net Assets	$ 2,666,000,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6

C000077679 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class C Shares
Trading Symbol	JORCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class C Shares/JORCX)	$93	1.91%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.91%	[33]
Net Assets	$ 2,666,000,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6

C000083520 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class D Shares
Trading Symbol	JANRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class D Shares/JANRX)	$39	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%	[34]
Net Assets	$ 2,666,000,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6

C000077680 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class I Shares
Trading Symbol	JORFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class I Shares/JORFX)	$39	0.80%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[35]
Net Assets	$ 2,666,000,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6

C000114874 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class N Shares
Trading Symbol	JSLNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	$33	0.68%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%	[36]
Net Assets	$ 2,666,000,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6

C000077681 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class R Shares
Trading Symbol	JORRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class R Shares/JORRX)	$74	1.53%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.53%	[37]
Net Assets	$ 2,666,000,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6

C000077682 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class S Shares
Trading Symbol	JORIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class S Shares/JORIX)	$63	1.30%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.30%	[38]
Net Assets	$ 2,666,000,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6

C000028933 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class T Shares
Trading Symbol	JORNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class T Shares/JORNX)	$44	0.91%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[39]
Net Assets	$ 2,666,000,000
Holdings Count | Holding	53
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,666M
Number of portfolio holdings	53
Portfolio turnover rate	16%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	0.7
Preferred Stocks	0.5
Private Placements	0.0
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	4.7
Microsoft Corp	4.6
Arthur J Gallagher & Co	4.3
NVIDIA Corp	3.6

C000077683 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class A Shares
Trading Symbol	JCNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class A Shares/JCNAX)	$43	0.90%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%	[40]
Net Assets	$ 4,367,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5

C000077684 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class C Shares
Trading Symbol	JCNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class C Shares/JCNCX)	$74	1.55%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.55%	[41]
Net Assets	$ 4,367,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5

C000083521 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class D Shares
Trading Symbol	JACNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	$31	0.65%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[42]
Net Assets	$ 4,367,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5

C000077685 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class I Shares
Trading Symbol	JCONX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	$30	0.63%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.63%	[43]
Net Assets	$ 4,367,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5

C000114875 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class N Shares
Trading Symbol	JCNNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	$25	0.53%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.53%	[44]
Net Assets	$ 4,367,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5

C000077686 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class R Shares
Trading Symbol	JCNRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	$65	1.36%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.36%	[45]
Net Assets	$ 4,367,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5

C000077687 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class S Shares
Trading Symbol	JCNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	$53	1.10%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%	[46]
Net Assets	$ 4,367,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5

C000028934 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class T Shares
Trading Symbol	JSVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	$36	0.76%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%	[47]
Net Assets	$ 4,367,000,000
Holdings Count | Holding	40
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,367M
Number of portfolio holdings	40
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5
Asset Allocation (% of net assets)
Common Stocks	97.7
Convertible Corporate Bonds	1.0
Investment Companies	0.9
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Surgery Partners Inc	5.8
Capital One Financial Corp	5.5
Intercontinental Exchange Inc	5.2
Oracle Corp	5.2
Caesars Entertainment Inc	4.5

C000077688 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class A Shares
Trading Symbol	JDIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class A Shares/JDIAX)	$57	1.15%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[48]
Net Assets	$ 3,312,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7

C000077689 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class C Shares
Trading Symbol	JIGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class C Shares/JIGCX)	$93	1.88%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.88%	[49]
Net Assets	$ 3,312,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7

C000083522 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class D Shares
Trading Symbol	JNOSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	$44	0.88%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[50]
Net Assets	$ 3,312,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7

C000077690 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class I Shares
Trading Symbol	JIGFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	$43	0.86%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[51]
Net Assets	$ 3,312,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7

C000114876 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class N Shares
Trading Symbol	JDINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class N Shares/JDINX)	$37	0.74%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[52]
Net Assets	$ 3,312,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7

C000077691 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class R Shares
Trading Symbol	JDIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	$74	1.49%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%	[53]
Net Assets	$ 3,312,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7

C000077692 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class S Shares
Trading Symbol	JIGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	$61	1.24%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%	[54]
Net Assets	$ 3,312,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7

C000028935 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class T Shares
Trading Symbol	JAOSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	$49	0.98%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[55]
Net Assets	$ 3,312,000,000
Holdings Count | Holding	45
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,312M
Number of portfolio holdings	45
Portfolio turnover rate	12%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Preferred Stocks	1.2
Investment Companies	1.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.4
BAE Systems PLC	5.1
Erste Group Bank AG	4.2
Liberty Media Corp-Liberty Formula One - Series C	3.9
Dai-ichi Life Holdings Inc	3.7

C000077722 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class A Shares
Trading Symbol	JGMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class A Shares/JGMAX)	$54	1.12%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%	[56]
Net Assets	$ 5,539,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9

C000077723 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class C Shares
Trading Symbol	JGMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class C Shares/JGMCX)	$80	1.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.67%	[57]
Net Assets	$ 5,539,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9

C000083530 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class D Shares
Trading Symbol	JANIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class D Shares/JANIX)	$38	0.79%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%	[58]
Net Assets	$ 5,539,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9

C000077724 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class I Shares
Trading Symbol	JSMGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class I Shares/JSMGX)	$37	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.78%	[59]
Net Assets	$ 5,539,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9

C000114880 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class N Shares
Trading Symbol	JGMNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class N Shares/JGMNX)	$32	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.67%	[60]
Net Assets	$ 5,539,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9

C000077725 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class R Shares
Trading Symbol	JGMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class R Shares/JGMRX)	$67	1.41%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.41%	[61]
Net Assets	$ 5,539,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9

C000077726 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class S Shares
Trading Symbol	JGMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class S Shares/JGMIX)	$55	1.16%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.16%	[62]
Net Assets	$ 5,539,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9

C000028947 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class T Shares
Trading Symbol	JATTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class T Shares/JATTX)	$44	0.91%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[63]
Net Assets	$ 5,539,000,000
Holdings Count | Holding	126
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,539M
Number of portfolio holdings	126
Portfolio turnover rate	13%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9
Asset Allocation (% of net assets)
Common Stocks	98.0
Investment Companies	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.9
Private Placements	0.4
OTC Purchased Options – Calls	0.0
Warrants	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.6
OSI Systems Inc	2.5
Casey's General Stores Inc	1.9
LPL Financial Holdings Inc	1.9

C000100475 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class A Shares
Trading Symbol	JVTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class A Shares/JVTAX)	$50	1.04%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.04%	[64]
Net Assets	$ 2,890,000,000
Holdings Count | Holding	140
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8

C000100476 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class C Shares
Trading Symbol	JVTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class C Shares/JVTCX)	$88	1.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.85%	[65]
Net Assets	$ 2,890,000,000
Holdings Count | Holding	140
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8

C000083533 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class D Shares
Trading Symbol	JANVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class D Shares/JANVX)	$38	0.79%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%	[66]
Net Assets	$ 2,890,000,000
Holdings Count | Holding	140
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8

C000100477 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class I Shares
Trading Symbol	JVTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class I Shares/JVTIX)	$37	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.78%	[67]
Net Assets	$ 2,890,000,000
Holdings Count | Holding	140
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8

C000114881 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class N Shares
Trading Symbol	JVTNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class N Shares/JVTNX)	$32	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.67%	[68]
Net Assets	$ 2,890,000,000
Holdings Count | Holding	140
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8

C000100478 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class S Shares
Trading Symbol	JVTSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class S Shares/JVTSX)	$56	1.18%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.18%	[69]
Net Assets	$ 2,890,000,000
Holdings Count | Holding	140
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8

C000028950 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class T Shares
Trading Symbol	JAVTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class T Shares/JAVTX)	$43	0.90%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.90%	[70]
Net Assets	$ 2,890,000,000
Holdings Count | Holding	140
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,890M
Number of portfolio holdings	140
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8
Asset Allocation (% of net assets)
Common Stocks	97.5
Investment Companies	2.0
Investments Purchased with Cash Collateral from Securities Lending	1.1
Private Placements	0.7
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	3.0
SS&C Technologies Holdings Inc	2.5
Descartes Systems Group Inc/The	2.0
OSI Systems Inc	2.0
LPL Financial Holdings Inc	1.8

C000077732 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class A Shares
Trading Symbol	JDWAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class A Shares/JDWAX)	$55	1.11%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[71]
Net Assets	$ 3,765,000,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1

C000077733 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class C Shares
Trading Symbol	JWWCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class C Shares/JWWCX)	$95	1.91%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%	[72]
Net Assets	$ 3,765,000,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1

C000083534 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class D Shares
Trading Symbol	JANWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class D Shares/JANWX)	$42	0.84%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[73]
Net Assets	$ 3,765,000,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1

C000077734 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class I Shares
Trading Symbol	JWWFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	$40	0.80%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[74]
Net Assets	$ 3,765,000,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1

C000114882 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class N Shares
Trading Symbol	JDWNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	$37	0.74%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[75]
Net Assets	$ 3,765,000,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1

C000077735 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class R Shares
Trading Symbol	JDWRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	$74	1.49%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%	[76]
Net Assets	$ 3,765,000,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1

C000077736 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class S Shares
Trading Symbol	JWGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	$61	1.22%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%	[77]
Net Assets	$ 3,765,000,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1

C000028951 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class T Shares
Trading Symbol	JAWWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	$47	0.95%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%	[78]
Net Assets	$ 3,765,000,000
Holdings Count | Holding	116
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,765M
Number of portfolio holdings	116
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1
Asset Allocation (% of net assets)
Common Stocks	99.5
Preferred Stocks	0.5
Investments Purchased with Cash Collateral from Securities Lending	0.4
Investment Companies	0.1
Private Placements	0.0
Other	(0.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.0
NVIDIA Corp	4.9
Apple Inc	3.3
Alphabet Inc - Class C	3.2
Amazon.com Inc	3.1

C000077737 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class A Shares
Trading Symbol	JDMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class A Shares/JDMAX)	$55	1.12%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%	[79]
Net Assets	$ 21,270,000,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2

C000077738 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class C Shares
Trading Symbol	JGRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class C Shares/JGRCX)	$81	1.66%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.66%	[80]
Net Assets	$ 21,270,000,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2

C000083535 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class D Shares
Trading Symbol	JANEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	$38	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[81]
Net Assets	$ 21,270,000,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2

C000077739 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class I Shares
Trading Symbol	JMGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	$37	0.76%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[82]
Net Assets	$ 21,270,000,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2

C000114883 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class N Shares
Trading Symbol	JDMNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	$32	0.66%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%	[83]
Net Assets	$ 21,270,000,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2

C000077740 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class R Shares
Trading Symbol	JDMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	$69	1.41%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.41%	[84]
Net Assets	$ 21,270,000,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2

C000077741 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class S Shares
Trading Symbol	JGRTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	$57	1.16%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[85]
Net Assets	$ 21,270,000,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2

C000028952 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class T Shares
Trading Symbol	JAENX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	$44	0.90%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[86]
Net Assets	$ 21,270,000,000
Holdings Count | Holding	79
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$21,270M
Number of portfolio holdings	79
Portfolio turnover rate	8%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2
Asset Allocation (% of net assets)
Common Stocks	96.5
Investment Companies	3.6
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Constellation Software Inc/Canada	4.7
SS&C Technologies Holdings Inc	3.8
Boston Scientific Corp	3.4
Intact Financial Corp	3.3
GoDaddy Inc	3.2

C000077752 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class A Shares
Trading Symbol	JFNAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX)	$47	1.00%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%	[87]
Net Assets	$ 4,712,000,000
Holdings Count | Holding	115
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1

C000077753 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class C Shares
Trading Symbol	JFNCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX)	$82	1.73%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.73%	[88]
Net Assets	$ 4,712,000,000
Holdings Count | Holding	115
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1

C000083538 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class D Shares
Trading Symbol	JNGLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	$38	0.80%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%	[89]
Net Assets	$ 4,712,000,000
Holdings Count | Holding	115
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1

C000077754 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class I Shares
Trading Symbol	JFNIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	$37	0.79%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.79%	[90]
Net Assets	$ 4,712,000,000
Holdings Count | Holding	115
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1

C000198286 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class N Shares
Trading Symbol	JFNNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	$32	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.67%	[91]
Net Assets	$ 4,712,000,000
Holdings Count | Holding	115
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1

C000077755 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class S Shares
Trading Symbol	JFNSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	$56	1.18%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.18%	[92]
Net Assets	$ 4,712,000,000
Holdings Count | Holding	115
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1

C000028956 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class T Shares
Trading Symbol	JAGLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	$43	0.91%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.91%	[93]
Net Assets	$ 4,712,000,000
Holdings Count | Holding	115
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,712M
Number of portfolio holdings	115
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.9
Investment Companies	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Convertible Corporate Bonds	0.0
Warrants	0.0
Rights	0.0
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	9.4
UnitedHealth Group Inc	6.9
AstraZeneca PLC	4.0
Johnson & Johnson	3.6
Boston Scientific Corp	3.1

C000077597 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class A Shares
Trading Symbol	JERAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX)	$48	1.01%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.01%	[94]
Net Assets	$ 302,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8

C000077598 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class C Shares
Trading Symbol	JERCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX)	$83	1.75%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.75%	[95]
Net Assets	$ 302,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8

C000083540 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class D Shares
Trading Symbol	JNGSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	$38	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.81%	[96]
Net Assets	$ 302,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8

C000077599 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class I Shares
Trading Symbol	JERIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	$36	0.76%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%	[97]
Net Assets	$ 302,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8

C000198287 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class N Shares
Trading Symbol	JERNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	$32	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.67%	[98]
Net Assets	$ 302,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8

C000077600 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class S Shares
Trading Symbol	JERSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	$55	1.17%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.17%	[99]
Net Assets	$ 302,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8

C000077601 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class T Shares
Trading Symbol	JERTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	$43	0.91%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.91%	[100]
Net Assets	$ 302,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$302M
Number of portfolio holdings	60
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8
Asset Allocation (% of net assets)
Common Stocks	98.8
Investments Purchased with Cash Collateral from Securities Lending	0.9
Investment Companies	0.9
Other	(0.6)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.6
Realty Income Corp	4.4
Public Storage	4.3
Digital Realty Trust Inc	4.2
Goodman Group	3.8

C000077618 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class A Shares
Trading Symbol	JDCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class A Shares/JDCAX)	$42	0.87%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.87%	[101]
Net Assets	$ 19,733,000,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5

C000077619 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class C Shares
Trading Symbol	JACCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class C Shares/JACCX)	$72	1.50%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.50%	[102]
Net Assets	$ 19,733,000,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5

C000177054 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class D Shares
Trading Symbol	JFRDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class D Shares/JFRDX)	$31	0.65%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.65%	[103]
Net Assets	$ 19,733,000,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5

C000077620 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class I Shares
Trading Symbol	JCAPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class I Shares/JCAPX)	$30	0.62%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.62%	[104]
Net Assets	$ 19,733,000,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5

C000114888 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class N Shares
Trading Symbol	JFRNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class N Shares/JFRNX)	$26	0.54%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.54%	[105]
Net Assets	$ 19,733,000,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5

C000077621 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class R Shares
Trading Symbol	JDCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class R Shares/JDCRX)	$62	1.28%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.28%	[106]
Net Assets	$ 19,733,000,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5

C000077622 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class S Shares
Trading Symbol	JARTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class S Shares/JARTX)	$49	1.02%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.02%	[107]
Net Assets	$ 19,733,000,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5

C000077623 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class T Shares
Trading Symbol	JACTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class T Shares/JACTX)	$37	0.76%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[108]
Net Assets	$ 19,733,000,000
Holdings Count | Holding	36
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$19,733M
Number of portfolio holdings	36
Portfolio turnover rate	19%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.5
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	10.6
Amazon.com Inc	8.3
NVIDIA Corp	6.0
Mastercard Inc - Class A	5.7
Apple Inc	5.5

C000183873 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class A Shares
Trading Symbol	HEMAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class A Shares/HEMAX)	$68	1.40%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%	[109]
Net Assets	$ 32,000,000
Holdings Count | Holding	57
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7

C000183875 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class C Shares
Trading Symbol	HEMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class C Shares/HEMCX)	$104	2.15%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.15%	[110]
Net Assets	$ 32,000,000
Holdings Count | Holding	57
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7

C000183876 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class D Shares
Trading Symbol	HEMDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class D Shares/HEMDX)	$57	1.18%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%	[111]
Net Assets	$ 32,000,000
Holdings Count | Holding	57
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7

C000183877 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class I Shares
Trading Symbol	HEMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class I Shares/HEMIX)	$55	1.13%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%	[112]
Net Assets	$ 32,000,000
Holdings Count | Holding	57
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7

C000183878 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class N Shares
Trading Symbol	HEMRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class N Shares/HEMRX)	$50	1.04%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.04%	[113]
Net Assets	$ 32,000,000
Holdings Count | Holding	57
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7

C000183880 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class S Shares
Trading Symbol	HEMSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class S Shares/HEMSX)	$75	1.55%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.55%	[114]
Net Assets	$ 32,000,000
Holdings Count | Holding	57
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7

C000183881 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Fund
Class Name	Class T Shares
Trading Symbol	HEMTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Emerging Markets Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Fund (Class T Shares/HEMTX)	$62	1.28%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.28%	[115]
Net Assets	$ 32,000,000
Holdings Count | Holding	57
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$32M
Number of portfolio holdings	57
Portfolio turnover rate	28%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7
Asset Allocation (% of net assets)
Common Stocks	97.4
Investment Companies	2.6
Private Placements	0.1
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	9.5
Tencent Holdings Ltd	4.5
Samsung Electronics Co Ltd	4.2
BYD Co Ltd	3.7
Full Truck Alliance Co (ADR)	3.7

C000183893 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class A Shares
Trading Symbol	HFQAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX)	$58	1.15%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[116]
Net Assets	$ 5,826,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8

C000183894 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class C Shares
Trading Symbol	HFQCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX)	$87	1.71%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%	[117]
Net Assets	$ 5,826,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8

C000183895 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class D Shares
Trading Symbol	HFQDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	$43	0.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[118]
Net Assets	$ 5,826,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8

C000183896 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class I Shares
Trading Symbol	HFQIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	$40	0.79%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[119]
Net Assets	$ 5,826,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8

C000183897 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class N Shares
Trading Symbol	HFQRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	$35	0.69%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[120]
Net Assets	$ 5,826,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8

C000183899 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class S Shares
Trading Symbol	HFQSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	$61	1.20%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[121]
Net Assets	$ 5,826,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8

C000183900 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class T Shares
Trading Symbol	HFQTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	$47	0.93%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[122]
Net Assets	$ 5,826,000,000
Holdings Count | Holding	75
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,826M
Number of portfolio holdings	75
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8
Asset Allocation (% of net assets)
Common Stocks	94.1
Investment Companies	2.2
Preferred Stocks	1.6
Other	2.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Roche Holding AG	3.5
Imperial Brands PLC	3.2
British American Tobacco PLC	3.1
Sanofi	2.9
Unilever PLC	2.8

C000183903 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class A Shares
Trading Symbol	HFEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class A Shares/HFEAX)	$65	1.30%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%	[123]
Net Assets	$ 530,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8

C000183904 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class C Shares
Trading Symbol	HFECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class C Shares/HFECX)	$103	2.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.07%	[124]
Net Assets	$ 530,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8

C000183905 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class D Shares
Trading Symbol	HFEDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	$55	1.09%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[125]
Net Assets	$ 530,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8

C000183906 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class I Shares
Trading Symbol	HFEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	$54	1.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[126]
Net Assets	$ 530,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8

C000183907 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class N Shares
Trading Symbol	HFERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class N Shares/HFERX)	$48	0.96%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[127]
Net Assets	$ 530,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8

C000183909 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class S Shares
Trading Symbol	HFESX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class S Shares/HFESX)	$68	1.37%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.37%	[128]
Net Assets	$ 530,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8

C000183910 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class T Shares
Trading Symbol	HFETX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class T Shares/HFETX)	$61	1.21%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[129]
Net Assets	$ 530,000,000
Holdings Count | Holding	46
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$530M
Number of portfolio holdings	46
Portfolio turnover rate	71%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8
Asset Allocation (% of net assets)
Common Stocks	97.8
Investment Companies	1.3
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Allianz SE (REG)	4.2
Novartis AG	4.1
RELX PLC	4.1
UniCredit SpA	3.9
Deutsche Telekom AG	3.8

C000219909 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class A Shares
Trading Symbol	JEASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX)	$60	1.23%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.23%	[130]
Net Assets	$ 33,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5

C000219911 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class C Shares
Trading Symbol	JECTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX)	$65	1.34%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.34%	[131]
Net Assets	$ 33,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5

C000219910 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class D Shares
Trading Symbol	JEDTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	$48	0.99%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[132]
Net Assets	$ 33,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5

C000219912 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class I Shares
Trading Symbol	JEUIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	$48	0.99%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%	[133]
Net Assets	$ 33,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5

C000219908 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class N Shares
Trading Symbol	JETNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	$42	0.86%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%	[134]
Net Assets	$ 33,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5

C000225293 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class R Shares
Trading Symbol	JEGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	$54	1.11%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%	[135]
Net Assets	$ 33,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5

C000219906 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class S Shares
Trading Symbol	JESSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	$48	0.98%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.98%	[136]
Net Assets	$ 33,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5

C000219907 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class T Shares
Trading Symbol	JETTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	$54	1.10%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[137]
Net Assets	$ 33,000,000
Holdings Count | Holding	58
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$33M
Number of portfolio holdings	58
Portfolio turnover rate	15%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5
Asset Allocation (% of net assets)
Common Stocks	98.2
Investment Companies	1.7
Other	0.1
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.2
NVIDIA Corp	4.0
Progressive Corp/The	3.7
Spotify Technology SA	3.7
McKesson Corp	3.5

C000240132 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class D Shares
Trading Symbol	JDDVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	$42	0.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[138]
Net Assets	$ 39,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$39M
Number of portfolio holdings	60
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.6
Chevron Corp	3.2
Johnson & Johnson	3.0
Morgan Stanley	3.0
Goldman Sachs Group Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	1.3
Other	(0.7)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.6
Chevron Corp	3.2
Johnson & Johnson	3.0
Morgan Stanley	3.0
Goldman Sachs Group Inc	2.6

C000240130 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class I Shares
Trading Symbol	JIDVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	$39	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[139]
Net Assets	$ 39,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$39M
Number of portfolio holdings	60
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.6
Chevron Corp	3.2
Johnson & Johnson	3.0
Morgan Stanley	3.0
Goldman Sachs Group Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	1.3
Other	(0.7)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.6
Chevron Corp	3.2
Johnson & Johnson	3.0
Morgan Stanley	3.0
Goldman Sachs Group Inc	2.6

C000240131 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class N Shares
Trading Symbol	JNDVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	$36	0.73%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[140]
Net Assets	$ 39,000,000
Holdings Count | Holding	60
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$39M
Number of portfolio holdings	60
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.6
Chevron Corp	3.2
Johnson & Johnson	3.0
Morgan Stanley	3.0
Goldman Sachs Group Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	1.3
Other	(0.7)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.6
Chevron Corp	3.2
Johnson & Johnson	3.0
Morgan Stanley	3.0
Goldman Sachs Group Inc	2.6

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[28]	Annualized for periods of less than one full year.
[29]	Annualized for periods of less than one full year.
[30]	Annualized for periods of less than one full year.
[31]	Annualized for periods of less than one full year.
[32]	Annualized for periods of less than one full year.
[33]	Annualized for periods of less than one full year.
[34]	Annualized for periods of less than one full year.
[35]	Annualized for periods of less than one full year.
[36]	Annualized for periods of less than one full year.
[37]	Annualized for periods of less than one full year.
[38]	Annualized for periods of less than one full year.
[39]	Annualized for periods of less than one full year.
[40]	Annualized for periods of less than one full year.
[41]	Annualized for periods of less than one full year.
[42]	Annualized for periods of less than one full year.
[43]	Annualized for periods of less than one full year.
[44]	Annualized for periods of less than one full year.
[45]	Annualized for periods of less than one full year.
[46]	Annualized for periods of less than one full year.
[47]	Annualized for periods of less than one full year.
[48]	Annualized for periods of less than one full year.
[49]	Annualized for periods of less than one full year.
[50]	Annualized for periods of less than one full year.
[51]	Annualized for periods of less than one full year.
[52]	Annualized for periods of less than one full year.
[53]	Annualized for periods of less than one full year.
[54]	Annualized for periods of less than one full year.
[55]	Annualized for periods of less than one full year.
[56]	Annualized for periods of less than one full year.
[57]	Annualized for periods of less than one full year.
[58]	Annualized for periods of less than one full year.
[59]	Annualized for periods of less than one full year.
[60]	Annualized for periods of less than one full year.
[61]	Annualized for periods of less than one full year.
[62]	Annualized for periods of less than one full year.
[63]	Annualized for periods of less than one full year.
[64]	Annualized for periods of less than one full year.
[65]	Annualized for periods of less than one full year.
[66]	Annualized for periods of less than one full year.
[67]	Annualized for periods of less than one full year.
[68]	Annualized for periods of less than one full year.
[69]	Annualized for periods of less than one full year.
[70]	Annualized for periods of less than one full year.
[71]	Annualized for periods of less than one full year.
[72]	Annualized for periods of less than one full year.
[73]	Annualized for periods of less than one full year.
[74]	Annualized for periods of less than one full year.
[75]	Annualized for periods of less than one full year.
[76]	Annualized for periods of less than one full year.
[77]	Annualized for periods of less than one full year.
[78]	Annualized for periods of less than one full year.
[79]	Annualized for periods of less than one full year.
[80]	Annualized for periods of less than one full year.
[81]	Annualized for periods of less than one full year.
[82]	Annualized for periods of less than one full year.
[83]	Annualized for periods of less than one full year.
[84]	Annualized for periods of less than one full year.
[85]	Annualized for periods of less than one full year.
[86]	Annualized for periods of less than one full year.
[87]	Annualized for periods of less than one full year.
[88]	Annualized for periods of less than one full year.
[89]	Annualized for periods of less than one full year.
[90]	Annualized for periods of less than one full year.
[91]	Annualized for periods of less than one full year.
[92]	Annualized for periods of less than one full year.
[93]	Annualized for periods of less than one full year.
[94]	Annualized for periods of less than one full year.
[95]	Annualized for periods of less than one full year.
[96]	Annualized for periods of less than one full year.
[97]	Annualized for periods of less than one full year.
[98]	Annualized for periods of less than one full year.
[99]	Annualized for periods of less than one full year.
[100]	Annualized for periods of less than one full year.
[101]	Annualized for periods of less than one full year.
[102]	Annualized for periods of less than one full year.
[103]	Annualized for periods of less than one full year.
[104]	Annualized for periods of less than one full year.
[105]	Annualized for periods of less than one full year.
[106]	Annualized for periods of less than one full year.
[107]	Annualized for periods of less than one full year.
[108]	Annualized for periods of less than one full year.
[109]	Annualized for periods of less than one full year.
[110]	Annualized for periods of less than one full year.
[111]	Annualized for periods of less than one full year.
[112]	Annualized for periods of less than one full year.
[113]	Annualized for periods of less than one full year.
[114]	Annualized for periods of less than one full year.
[115]	Annualized for periods of less than one full year.
[116]	Annualized for periods of less than one full year.
[117]	Annualized for periods of less than one full year.
[118]	Annualized for periods of less than one full year.
[119]	Annualized for periods of less than one full year.
[120]	Annualized for periods of less than one full year.
[121]	Annualized for periods of less than one full year.
[122]	Annualized for periods of less than one full year.
[123]	Annualized for periods of less than one full year.
[124]	Annualized for periods of less than one full year.
[125]	Annualized for periods of less than one full year.
[126]	Annualized for periods of less than one full year.
[127]	Annualized for periods of less than one full year.
[128]	Annualized for periods of less than one full year.
[129]	Annualized for periods of less than one full year.
[130]	Annualized for periods of less than one full year.
[131]	Annualized for periods of less than one full year.
[132]	Annualized for periods of less than one full year.
[133]	Annualized for periods of less than one full year.
[134]	Annualized for periods of less than one full year.
[135]	Annualized for periods of less than one full year.
[136]	Annualized for periods of less than one full year.
[137]	Annualized for periods of less than one full year.
[138]	Annualized for periods of less than one full year.
[139]	Annualized for periods of less than one full year.
[140]	Annualized for periods of less than one full year.